Assets Pledged as Collateral - Schedule of assets pledged as collateral (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Instrument Owned And Pledged As Collateral [Line Items]
Borrowing Securities And Securities Held As Collateral That Group Provides As Collateral For Liabilities Or Contingent Liabilities	₩ 8,027,229	₩ 7,916,155
Due from financial institutions | KEB Hana Bank and others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 651,988	₩ 822,407
Reasons of pledge	Guarantee for securities lending and borrowing	Borrowings from bank and others
Financial assets at fair value through profit or loss
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 15,918,775	₩ 15,173,950
Financial assets at fair value through profit or loss | The Korea Securities Depository and others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 4,366,425	₩ 10,150,629
Reasons of pledge	Repurchase agreements	Repurchase agreements
Financial assets at fair value through profit or loss | The Korea Securities Depository and others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 9,908,291	₩ 1,556,234
Reasons of pledge	Securities borrowing transactions	Securities borrowing transactions
Financial assets at fair value through profit or loss | The Bank of Korea
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount		₩ 266,576
Reasons of pledge		Settlement risk of the Bank of Korea
Financial assets at fair value through profit or loss | Samsung Futures Inc. and others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 1,644,059	₩ 3,200,511
Reasons of pledge	Derivatives transactions	Derivatives transactions
Financial assets at fair value through other comprehensive income
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 12,975,117	₩ 13,243,635
Financial assets at fair value through other comprehensive income | The Bank of Korea and others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 4,058,186	₩ 7,502,666
Reasons of pledge	Repurchase agreements	Repurchase agreements
Financial assets at fair value through other comprehensive income | The Korea Securities Depository and others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 2,510,368	₩ 167,879
Reasons of pledge	Securities borrowing transactions	Securities borrowing transactions
Financial assets at fair value through other comprehensive income | The Bank of Korea
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 2,237,952	₩ 527,494
Reasons of pledge	Borrowings from the Bank of Korea	Borrowings from the Bank of Korea
Financial assets at fair value through other comprehensive income | The Bank of Korea
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 994,678
Reasons of pledge	Settlement risk of the Bank of Korea
Financial assets at fair value through other comprehensive income | MUFG Bank and others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount		₩ 830,504
Reasons of pledge		Settlement risk of the Bank of Korea
Financial assets at fair value through other comprehensive income | Samsung Futures Inc. and others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 2,511,706	₩ 4,215,092
Reasons of pledge	Derivatives transactions	Derivatives transactions
Financial assets at fair value through other comprehensive income | Others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 662,227
Reasons of pledge	Others
Securities measured at amortized cost
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 13,345,123	₩ 11,696,608
Securities measured at amortized cost | The Bank of Korea and others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 1,031,256	₩ 625,003
Reasons of pledge	Repurchase agreements	Repurchase agreements
Securities measured at amortized cost | The Bank of Korea
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 2,802,901	₩ 2,357,018
Reasons of pledge	Borrowings from the Bank of Korea	Borrowings from the Bank of Korea
Securities measured at amortized cost | The Bank of Korea
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 7,627,587	₩ 6,746,440
Reasons of pledge	Settlement risk of the Bank of Korea	Settlement risk of the Bank of Korea
Securities measured at amortized cost | Samsung Futures Inc. and others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 1,065,109	₩ 344,432
Reasons of pledge	Derivatives transactions	Derivatives transactions
Securities measured at amortized cost | The Bank of Korea and others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 818,270	₩ 1,623,715
Reasons of pledge	Others	Others
Loans | Others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 14,572,142
Reasons of pledge	Covered bond and others
Loans | KEB Hana Bank and 12 others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount		₩ 13,733,820
Reasons of pledge		Covered bond and others
Real estate
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 58,686,491	₩ 55,299,039
Real estate | Capital LLC and others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount		₩ 628,619
Reasons of pledge		Borrowings from bank and others
Real estate | Hanwha Life Insurance Co., Ltd. and others
Financial Instrument Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 1,223,346
Reasons of pledge	Borrowings from bank and others